Lease Transactions (Maturities of Lease Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Undiscounted total lease payments: Finance leases, maturities in
2025	¥ 9,313
2026	6,484
2027	5,055
2028	3,901
2029	1,978
2030 and thereafter	434
Total undiscounted cash flows	27,165
Difference between undiscounted and discounted cash flows	(794)
Amount on balance sheet	26,371	¥ 19,470
Undiscounted total lease payments: Operating leases, maturities in
2025	80,332
2026	61,524
2027	45,592
2028	38,458
2029	29,947
2030 and thereafter	91,907
Total undiscounted cash flows	347,760
Difference between undiscounted and discounted cash flows	(19,201)
Amount on balance sheet	¥ 328,559	¥ 337,391